Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Summary of financial information, by segment

						$ million
						2023
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	50,297	24,904	160,215	2,657	(27,943)	210,130
Less: sales and other operating revenues between segments	(1,808)	(23,708)	(367)	(2,060)	27,943	—
Third party sales and other operating revenues	48,489	1,196	159,848	597	—	210,130
Earnings from joint ventures and associates – after interest and tax	(677)	1,164	427	(16)	—	898
Segment results
Replacement cost profit (loss) before interest and taxation	14,080	11,191	4,230	(903)	(14)	28,584
Inventory holding gains (losses)[a]	1	—	(1,237)	—	—	(1,236)
Profit (loss) before interest and taxation	14,081	11,191	2,993	(903)	(14)	27,348

Finance costs						(3,840)
Net finance income relating to pensions and other post-retirement benefits						241
Profit before taxation						23,749
Other income statement items
Depreciation, depletion and amortization
US	96	3,554	1,883	85	—	5,618
Non-US	5,584	2,138	1,665	923	—	10,310
Charges for provisions, net of write-back of unused provisions, including change in discount rate	139	35	2,007	152	—	2,333
Segment assets
Investments in joint ventures and associates	4,173	10,721	5,327	28	—	20,249
Additions to non-current assets[b]	4,859	7,384	9,383	1,075	—	22,701
[a]See explanation of inventory holding gains and losses on page 193.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2022
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	56,255	33,193	188,623	2,299	(38,978)	241,392
Less: sales and other operating revenues between segments	(5,913)	(30,294)	(1,418)	(1,353)	38,978	—
Third party sales and other operating revenues	50,342	2,899	187,205	946	—	241,392
Earnings from joint ventures and associates – after interest and tax	148	1,609	248	525	—	2,530
Segment results
Replacement cost profit (loss) before interest and taxation	14,696	19,721	8,869	(26,737)	139	16,688
Inventory holding gains (losses)[a]	(8)	(7)	1,366	—	—	1,351
Profit (loss) before interest and taxation	14,688	19,714	10,235	(26,737)	139	18,039

Finance costs						(2,703)
Net finance income relating to pensions and other post-retirement benefits						69
Profit before taxation						15,405
Other income statement items
Depreciation, depletion and amortization
US	75	3,141	1,328	80	—	4,624
Non-US	4,933	2,423	1,542	796	—	9,694
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(234)	213	3,955	143	—	4,077
Segment assets
Investments in joint ventures and associates	5,299	11,370	3,875	57	—	20,601
Additions to non-current assets[b]	4,439	15,098	9,541	1,047	—	30,125
[a]See explanation of inventory holding gains and losses on page 193.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2021
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	30,840	24,519	130,095	1,724	(29,439)	157,739
Less: sales and other operating revenues between segments	(4,563)	(22,408)	(1,226)	(1,242)	29,439	—
Third party sales and other operating revenues	26,277	2,111	128,869	482	—	157,739
Earnings from joint ventures and associates – after interest and tax	426	576	385	2,612	—	3,999
Segment results
Replacement cost profit (loss) before interest and taxation	2,133	10,501	2,208	(348)	(67)	14,427
Inventory holding gains (losses)[a]	33	8	3,355	—	—	3,655
Profit (loss) before interest and taxation	2,166	10,509	5,563	(89)	(67)	18,082

Finance costs						(2,857)
Net finance income relating to pensions and other post-retirement benefits						2
Profit before taxation						15,227
Other income statement items
Depreciation, depletion and amortization
US	80	3,174	1,349	94	—	4,697
Non-US	4,384	3,354	1,651	719	—	10,108
Charges for provisions, net of write-back of unused provisions, including change in discount rate	173	7	3,063	477	—	3,720
Segment assets
Investments in joint ventures and associates	5,224	8,044	3,291	14,424	—	30,983
Additions to non-current assets[b]	4,963	6,090	3,940	1,007	—	16,000
[a]See explanation of inventory holding gains and losses on page 193.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

Disclosure of geographical areas

			$ million
			2023
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	60,577	149,553	210,130
Other income statement items
Production and similar taxes	136	1,643	1,779
Non-current assets
Non-current assets[b] [c]	64,238	83,816	148,054
[a]Non-US region includes UK $39,975 million
[b]Non-US region includes UK $23,949 million
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2022
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	71,118	170,274	241,392
Other income statement items
Production and similar taxes	194	2,131	2,325
Non-current assets
Non-current assets[b] [c]	60,237	89,144	149,381
[a]Non-US region includes UK $36,541 million.
[b]Non-US region includes UK $24,813 million.
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2021
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	53,748	103,991	157,739
Other income statement items
Production and similar taxes	108	1,200	1,308
Non-current assets
Non-current assetsb c	54,395	108,793	163,188
[a]Non-US region includes UK $11,248 million.
[b]Non-US region includes UK $19,530 million.
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.